27 COMMITMENTS (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2019	Dec. 31, 2018
CommitmentsLineItems [Line Items]
Take-or-pay contracts	R$ 2,583,757	R$ 1,096,086
Transportation of Iron Ore, Coal, Coke, Steel Products, Cement and Mining Products [Member]
CommitmentsLineItems [Line Items]
Take-or-pay contracts	1,555,398	406,920
Minimum future payments of take-or-pay contracts	7,868,985
Transportation of Iron Ore, Coal, Coke, Steel Products, Cement and Mining Products [Member] | 2020 [member]
CommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,184,627
Transportation of Iron Ore, Coal, Coke, Steel Products, Cement and Mining Products [Member] | 2021 [member]
CommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,106,047
Transportation of Iron Ore, Coal, Coke, Steel Products, Cement and Mining Products [Member] | 2022 [member]
CommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	1,136,469
Transportation of Iron Ore, Coal, Coke, Steel Products, Cement and Mining Products [Member] | After 2022 [member]
CommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	4,441,842
Supply of Power, Natural Gas, Oxygen, Nitrogen, Argon, Iron Ore Pellets, Coal and Clinquer [Member]
CommitmentsLineItems [Line Items]
Take-or-pay contracts	966,405	658,166
Minimum future payments of take-or-pay contracts	650,128
Supply of Power, Natural Gas, Oxygen, Nitrogen, Argon, Iron Ore Pellets, Coal and Clinquer [Member] | 2020 [member]
CommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	391,750
Supply of Power, Natural Gas, Oxygen, Nitrogen, Argon, Iron Ore Pellets, Coal and Clinquer [Member] | 2021 [member]
CommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	33,317
Supply of Power, Natural Gas, Oxygen, Nitrogen, Argon, Iron Ore Pellets, Coal and Clinquer [Member] | 2022 [member]
CommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	24,940
Supply of Power, Natural Gas, Oxygen, Nitrogen, Argon, Iron Ore Pellets, Coal and Clinquer [Member] | After 2022 [member]
CommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	200,121
Processing of Furnace Sludge and Slag Resulting from The production Process of Pig Iron and Steel[Member]
CommitmentsLineItems [Line Items]
Take-or-pay contracts	56,024	9,467
Minimum future payments of take-or-pay contracts	47,905
Processing of Furnace Sludge and Slag Resulting from The production Process of Pig Iron and Steel[Member] | 2020 [member]
CommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	21,164
Processing of Furnace Sludge and Slag Resulting from The production Process of Pig Iron and Steel[Member] | 2021 [member]
CommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	11,571
Processing of Furnace Sludge and Slag Resulting from The production Process of Pig Iron and Steel[Member] | 2022 [member]
CommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	11,571
Processing of Furnace Sludge and Slag Resulting from The production Process of Pig Iron and Steel[Member] | After 2022 [member]
CommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	3,599
Manufacturing, Repair, Recovery and Production of Ingot Casting Machine Units [Member]
CommitmentsLineItems [Line Items]
Take-or-pay contracts	5,930	R$ 21,533
Minimum future payments of take-or-pay contracts	1,896
Manufacturing, Repair, Recovery and Production of Ingot Casting Machine Units [Member] | 2020 [member]
CommitmentsLineItems [Line Items]
Minimum future payments of take-or-pay contracts	R$ 1,896